Financial instruments	3 Months Ended
Mar. 31, 2021
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total				Total
	FVTPL	FVOCI	amortized	at amortized	carrying				fair
3/31/2021			cost	cost	amount	Level 1	Level 2	Level 3	value

Total assets	8,390	5	19,281	--	27,676

Current assets	7,929	--	19,281	--	27,210

Cash and cash equivalents	--	--	9,761	--	9,761

Financial assets	7,929	--	5,169	--	13,098	7,929	--	--	7,929
Bond funds	7,929	--	--	--	7,929	7,929	--	--	7,929
Term deposit	--	--	2,559	--	2,559	--	--	--	--
Restricted cash	--	--	2,610	--	2,610	--	--	--	--

Trade receivables, net	--	--	4,351	--	4,351

Non-current assets	461	5	--	--	466

Financial assets	461	5	--	--	466	--	461	5	466
Derivative financial instruments	461	--	--	--	461	--	461	--	461
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	4,090	--	--	25,818	33,099

Current liabilities	--	--	--	3,360	3,700

Trade payables	--	--	--	2,456	2,456

Financial liabilities	--	--	--	904	1,244	--	--	1,001	1,001
Long-term debt	--	--	--	904	904	--	--	1,001	1,001
Lease liability	--	--	--	--	340	--	--	--	n/a

Non-current liabilities	4,090	--	--	22,458	29,399

Financial liabilities	4,090	--	--	22,458	29,399	--	4,090	27,976	32,066
Derivative financial instruments	4,090	--	--	--	4,090	--	4,090	--	4,090
Long-term debt	--	--	--	22,458	22,458	--	--	27,976	27,976
Lease liability	--	--	--	--	2,851	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2020			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	10,004	--	15,360

Current assets	5,351	--	10,004	--	15,355

Cash and cash equivalents	--	--	5,324	--	5,324

Financial assets	5,351	--	--	--	5,351	2,984	2,367	--	5,351
Bond funds	984	--	--	--	984	984	--	--	984
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Derivative financial instruments	2,367	--	--	--	2,367	--	2,367	--	2,367

Trade receivables, net	--	--	4,680	--	4,680

Non-current assets	--	5	--	--	5

Financial assets	--	5	--	--	5	--	--	5	5
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	808	--	--	25,108	29,040

Current liabilities	808	--	--	20,606	21,726

Trade payables	--	--	--	1,956	1,956

Financial liabilities	808	--	--	18,650	19,770	--	808	24,858	25,666
Derivative financial instruments	808	--	--	--	808	--	808	--	808
Long-term debt	--	--	--	18,650	18,650	--	--	24,858	24,858
Lease liability	--	--	--	--	312	--	--	--	n/a

Non-current liabilities	--	--	--	4,502	7,314

Financial liabilities	--	--	--	4,502	7,314	--	--	4,203	4,203
Long-term debt	--	--	--	4,502	4,502	--	--	4,203	4,203
Lease liability	--	--	--	--	2,812	--	--	--	n/a

The valuation techniques used to value financial instruments include the use of quoted market prices or dealer quotes for similar instruments as well as discounted cash flow analysis.

The fair value of the Company’s investments in the bond funds was determined based on the quoted unit prices received by the fund management company.

The fair value of the derivative financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. The fair values have been determined based on share prices and the relevant discount rates.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves, considering the credit risk of voxeljet.

Due to their short maturity and the current low level of interest rates, the carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, term deposit, credit lines and bank overdrafts approximate their fair values.

The group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

In March 2021, there were no transfers of financial instruments measured at fair value between level 1 and level 2.

As of March 31, 2021, the Company was in compliance with all covenants related to the loan granted by the EIB. Therefore, the related financial liabilities are classified as non-current.